EATON VANCE GLOBAL INCOME BUILDER NEXTSHARES

Supplement to Statement of Additional Information (“SAI”) dated March 1, 2017

EATON VANCE STOCK NEXTSHARES

Supplement to SAI dated May 1, 2017

EATON VANCE TABS 5-TO-15 YEAR LADDERED MUNICIPAL BOND NEXTSHARES

Supplement to SAI dated June 1, 2017

1.  In accordance with the Eaton Vance funds Trustee retirement policy, Ralph F. Verni retired as a Trustee effective
July 1, 2017.

2.  The following changes were effective September 30, 2017:

a.   Scott E. Eston resigned as a Noninterested Trustee.

b.   The following replaces the first sentence of the paragraph describing the Governance Committee under “Fund Management.” in “Management and Organization”:

Mmes. Taggart (Chairperson), Frost, Mosley, Peters and Sutherland, and Messrs. Fetting, Gorman, Park and Wennerholm are members of the Governance Committee.

c.   The following replaces the first sentence of the paragraph describing the Audit Committee under “Fund Management.” in “Management and Organization”:

Messrs. Gorman (Chairperson), Park and Wennerholm and Ms. Mosley are members of the Audit Committee.

d.   The following replaces the first sentence of the paragraph describing the Contract Review Committee under “Fund Management.” in “Management and Organization”:

Messrs. Wennerholm (Chairperson), Fetting, Gorman and Park and Mmes. Frost, Mosley, Peters, Sutherland and Taggart are members of the Contract Review Committee.

e.   The following replaces the first sentence of the paragraph describing the Compliance Reports and Regulatory Matters Committee under “Fund Management.” in “Management and Organization”:

Mmes. Sutherland (Chairperson) and Taggart and Messrs. Gorman and Wennerholm are members of the Compliance Reports and Regulatory Matters Committee.

3.  The following change was effective November 1, 2017:

The following replaces the information for Paul M. O’Neil in the table under “Fund Management.” in “Management and Organization” under “Principal Officers who are not Trustees”:

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
RICHARD F. FROIO 1968	Chief Compliance Officer	Since 2017

Vice President of Eaton Vance and BMR since 2017.  Officer of 173 registered investment companies managed by Eaton Vance or BMR.  Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

November 6, 2017

        11.6.17